Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of intangible assets and accumulated amortization

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2017
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	(2,161)	—
Finite-lived:
Technology	228,374	(172,976)	—	55,398
Online game licenses	66,992	(28,496)	(34,608)	3,888
Customer relationship	46,627	(39,204)	(2,654)	4,769
User base	74,871	(74,871)	—	—
Trademarks	20,533	(14,854)	(1,198)	4,481
Domain names	4,247	(2,567)	—	1,680
Non-compete agreements	1,610	(1,610)	—	—
Platform	71,885	(39,532)	(32,344)	9

	517,300	(374,110)	(72,965)	70,225

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Finite-lived:
Technology	126,404	(115,358)	—	11,046	1,606
Online game licenses	184,216	(109,230)	(42,730)	32,256	4,694
Customer relationship	48,623	(45,835)	(2,788)	—	—
User base	47,717	(47,717)	—	—	—
Trademarks	21,265	(16,152)	(1,258)	3,855	560
Domain names	4,390	(3,136)	—	1,254	182
Non-compete agreements	1,610	(1,610)	—	—	—
Platform	75,505	(41,522)	(33,973)	10	1

	509,730	(380,560)	(80,749)	48,421	7,043

Schedule of future amortization expense

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	Years ending December 31,
	RMB	US$
2019	16,703	2,429
2020	16,655	2,422
2021	4,635	674
2022	4,087	594
2023	1,354	197
Thereafter	4,987	727